Prepayments and Other Current Assets (Details Textual) In Millions, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Advances On Short Term Debt Financing Costs	$ 1.5	9.5
Advances On Property Management Fee	0.8	4.8
Investments in and Advances to Affiliates, at Fair Value	$ 0.8	5.3